Popular, Inc Holding- Additional Information (Details) (E V E R T E C Inc [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
E V E R T E C Inc [Member]
Parent Company [Line Items]
Equity method investments, distributions	$ 5
Proceeds from Equity Method Investment Dividends, Distributions and Return of Capital	$ 155